Subsequent Events (Details Narrative) - USD ($)	Jul. 22, 2024	Jul. 05, 2024	Feb. 05, 2024	Dec. 14, 2023
Subsequent Event [Line Items]
Aggregate principal amount				$ 3,500,000
Subsequent Event [Member] | Subordinated Business Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 787,500
Proceeds from debt	750,000
Agent fees	$ 37,500
Debt instrument, maturity date	Feb. 05, 2025
Debt instrument, interest rate	42.00%
Gem Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 1,000,000.0
Gem Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued		588,235